Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 H	Dec. 31, 2013	Dec. 31, 2012
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service (in hours)	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year	$ 27,822	$ 31,990
Service cost	58	69	55
Interest cost	1,374	1,273	1,426
Benefits paid	(1,751)	(2,045)
Net actuarial loss (gain)	6,159	(3,465)
Projected benefit obligation at end of year	33,662	27,822	31,990
Post-Retirement Benefits Plan [Member]
Change in benefit obligation: [Roll Forward]
Service cost	100	50	33
Interest cost	217	101	97
Benefits paid	(83)	(60)
Net actuarial loss (gain)	$ 1,897	$ (456)